As filed with the Securities and Exchange Commission on March 23, 2012

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 84	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 86

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Ryan M. Louvar, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Ave., NW

Washington, DC 20004

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 23rd day of March, 2012.

SPDR® SERIES TRUST

By:	/s/ James E. Ross*
James E. Ross
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	March 23, 2012

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	March 23, 2012

/s/ David M. Kelly* David M. Kelly	Trustee	March 23, 2012

/s/ Frank Nesvet* Frank Nesvet	Trustee	March 23, 2012

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	March 23, 2012

/s/ James E. Ross* James E. Ross	Trustee, President and Principal Executive Officer	March 23, 2012

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	March 23, 2012

*By:	/s/ Scott E. Habeeb
Scott E. Habeeb
As Attorney-in-Fact Pursuant to Power of Attorney